Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2019
Cost of revenues
Schedule of cost of revenues

	Years ended December 31,
Cost of revenues from continuing operations (In thousands)	2017	2018	2019
Bandwidth costs	68,441	48,118	57,093
Cost of inventories sold	21,485	31,634	7,181
Cost of live streaming	12,724	23,928	20,734
Depreciation of servers and other equipment	7,647	5,018	5,198
Payment handling charges	4,855	3,016	1,658
Other costs (note)	2,724	3,953	8,049
Total	117,876	115,667	99,913

Note: Other costs mainly include write-down of inventories, acceleration service cost and redemption costs of LinkToken.